Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 21,138	$ 16,557
Cost of revenues	16,667	13,274
Gross profit	4,471	3,283
Operating costs and expenses:
Research and development	87	114
Sales and marketing	2,384	1,929
General and administrative	999	877
Total operating costs and expenses	3,470	2,920
Operating income	1,001	363
Financial expenses, net	(529)	(98)
Income before taxes on income	472	265
Taxes on income		(1)
Net income	$ 472	$ 264
Basic and diluted net income per share (in Dollars per share)	$ 0.09	$ 0.05
Weighted average number of shares used in computing net income per share:
Basic (in Shares)	5,395,175	5,188,341
Diluted (in Shares)	5,437,929	5,365,243